Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Short-term Debt [Abstract]
Schedule Of Short-Term Debt	Short-term debt consists of the following at year-end:

	2016	2015
Revolving Credit Facilities	$—	$2,500
	$—	$2,500